Financial Instruments (Details 1) - Credit risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Exposure to credit risk	R$ 9,246,849	R$ 11,546,545
Copel Energia
IfrsStatementLineItems [Line Items]
Exposure to credit risk	2,678,457	3,472,845
Bonds And Securities One [Member]
IfrsStatementLineItems [Line Items]
Exposure to credit risk	431,056	361,058
Pledges And Restricted Deposits Linked [Member]
IfrsStatementLineItems [Line Items]
Exposure to credit risk	157	142,946
Trade Accounts Receivable Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Exposure to credit risk	3,451,869	4,515,426
Sectorial financial assets [Member]
IfrsStatementLineItems [Line Items]
Exposure to credit risk	381,398	767,480
Accounts Receivable Related To The Concession [Member]
IfrsStatementLineItems [Line Items]
Exposure to credit risk	1,442,819	1,433,734
Statement Table
IfrsStatementLineItems [Line Items]
Exposure to credit risk	766,832	730,851
Accounts receivable related to the concession compensation
IfrsStatementLineItems [Line Items]
Exposure to credit risk	68,642	102,220
Contract11Member
IfrsStatementLineItems [Line Items]
Exposure to credit risk	R$ 25,619	R$ 19,985